PROPERTY & EQUIPMENT - Aircraft fleet (Details) $ in Thousands	1 Months Ended				3 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2020 aircraft	Dec. 31, 2019 USD ($) aircraft	Aug. 31, 2019 aircraft	Feb. 28, 2019 aircraft	Mar. 31, 2021 USD ($) aircraft	Mar. 31, 2020 USD ($) aircraft	Apr. 10, 2018 USD ($)	Dec. 31, 2018 USD ($) aircraft	Dec. 31, 2020 USD ($) aircraft	Dec. 31, 2019 USD ($) aircraft
PROPERTY & EQUIPMENT
Balance at beginning of period	31				43	31			31
Additions					5				21
Removals					(5)				(9)
Balance at end of period		31			43				43	31
Number of aircrafts previously under operating leases					5				2
Amortization expense | $							$ 119	$ 4,475	$ 11,948	$ 13,104
Passenger
PROPERTY & EQUIPMENT
Balance at beginning of period	31				31	31			31	30
Additions					5	3			9	9
Removals					(5)	(2)			(9)	(8)
Balance at end of period		31			31	32		30	31	31
Number of aircrafts previously under operating leases					5	3
Number of new aircrafts purchased									2
Number of aircrafts refinanced	3
Passenger | Owned
PROPERTY & EQUIPMENT
Balance at beginning of period	5				14	5			5	3
Additions					5	3			9	2
Balance at end of period		5			19	8		3	14	5
Number of new aircrafts purchased						2
Accumulated depreciation on owned assets | $		$ 21,030			$ 57,950				$ 52,048	$ 21,030
Depreciation expense | $					$ 8,800	$ 5,121	2,315	$ 6,731	$ 31,657	$ 17,347
Passenger | Finance leases
PROPERTY & EQUIPMENT
Balance at beginning of period	10				5	10			10	5
Additions										5
Removals									(5)
Balance at end of period		10			5	10		5	5	10
Number of aircrafts previously under finance leases									5
Accumulated amortization on finance lease assets | $		$ 6,698			$ 18,517				$ 13,018	$ 6,698
Amortization expense | $					$ 2,692	$ 4,290	$ 119	$ 4,476	$ 11,948	$ 13,104
Passenger | Operating leases
PROPERTY & EQUIPMENT
Balance at beginning of period	14				12	14			14	19
Removals					(5)	(1)			(2)	(5)
Balance at end of period		14			7	13		19	12	14
Number of aircrafts previously under operating leases				1	5	1
Number of operating lease agreements expired		2	1
Passenger | Seasonal leases
PROPERTY & EQUIPMENT
Balance at beginning of period	2					2			2	3
Additions										2
Removals						(1)			(2)	(3)
Balance at end of period		2				1		3		2
Cargo | Aircraft Operated for Amazon
PROPERTY & EQUIPMENT
Balance at beginning of period					12
Additions									12
Balance at end of period					12				12